LEASE ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Right-of-use assets	Right-of-use assets

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)

Carrying amounts

Land	$36,981.0	$39,873.4
Buildings	3,103.9	4,005.3
Office equipment	43.5	40.2

	$40,128.4	$43,918.9

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Additions to right-of-use assets	$2,145.4	$4,579.6	$9,115.2

Depreciation of right-of-use assets
Land	$2,459.1	$2,541.9	$3,002.0
Buildings	976.1	1,114.3	1,233.4
Machinery and equipment	0.4	-	-
Office equipment	23.4	23.3	23.1

	$3,459.0	$3,679.5	$4,258.5

Lease liabilities	Lease liabilities

	December 31, 2024	December 31, 2025
	NT$	NT$
	(In Millions)	(In Millions)
Carrying amounts

Current portion (classified under accrued expenses and other current liabilities)	$3,049.0	$3,833.0
Noncurrent portion	28,755.3	31,595.0

	$31,804.3	$35,428.0
Ranges of discount rates for lease liabilities are as follows:

	December 31, 2024	December 31, 2025

Land	0.39%-2.30%	0.39%-3.50%
Buildings	0.40%-6.52%	0.40%-6.52%
Office equipment	0.28%-6.46%	0.28%-6.46%

Disclosure of additional information about leasing activities for lessee	Other lease information

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Total cash outflow for leases	$4,916.9	$3,415.5	$4,186.4